Cover	May 29, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 29, 2026, Kentucky First Federal Bancorp (the “Company”) filed a Current Report on Form 8-K regarding the Company’s May 29, 2026 press release announcing that the Kentucky First Federal Bancorp board of directors will hold a special meeting of the board of directors on July 28, 2026 to consider the resumption of the declaration and payment of a quarterly dividend (the “Original Filing”). The full text of the press release was included in the Original Filing. This Amendment to the Original Filing (the “Amendment”) is being filed to correct the Item under which the Original Filing was made, “Item 2.02 Results of Operations and Financial Condition” instead of “Item 8.01 Other Events”. The information contained in this Amendment should be read in conjunction with the information contained in the Original Filing. Except as set forth herein, this Amendment does not amend, modify or update the disclosure contained in the Original Filing.
Document Period End Date	May 29, 2026
Entity File Number	0-51176
Entity Registrant Name	KENTUCKY FIRST FEDERAL BANCORP
Entity Central Index Key	0001297341
Entity Tax Identification Number	61-1484858
Entity Incorporation, State or Country Code	X1
Entity Address, Address Line One	655 Main Street
Entity Address, City or Town	Hazard
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41702
City Area Code	502
Local Phone Number	223-1638
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KFFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false